Average Annual Total Returns		12 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended		19 Months Ended	22 Months Ended		23 Months Ended
	May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Roundhill Bitcoin Covered Call Strategy ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%								21.50%
Performance Inception Date	Jan. 17, 2024
Roundhill Bitcoin Covered Call Strategy ETF | Roundhill Bitcoin Covered Call Strategy ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		(3.45%)								21.97%
Performance Inception Date	Jan. 17, 2024
Roundhill Bitcoin Covered Call Strategy ETF | Roundhill Bitcoin Covered Call Strategy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.17%)								9.17%
Performance Inception Date	Jan. 17, 2024
Roundhill Bitcoin Covered Call Strategy ETF | Roundhill Bitcoin Covered Call Strategy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.72%)								12.42%
Performance Inception Date	Jan. 17, 2024
Roundhill China Magnificent Seven ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%		17.33%
Performance Inception Date	Oct. 02, 2024
Roundhill China Magnificent Seven ETF | Roundhill China Magnificent Seven ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.16%		(1.08%)
Performance Inception Date	Oct. 02, 2024
Roundhill China Magnificent Seven ETF | Roundhill China Magnificent Seven ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.40%		(2.61%)
Performance Inception Date	Oct. 02, 2024
Roundhill China Magnificent Seven ETF | Roundhill China Magnificent Seven ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.67%		(1.43%)
Performance Inception Date	Oct. 02, 2024
Roundhill Daily 2X Long Magnificent Seven ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%							18.88%
Performance Inception Date	Feb. 28, 2024
Roundhill Daily 2X Long Magnificent Seven ETF | Roundhill Daily 2X Long Magnificent Seven ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		28.38%							59.04%
Performance Inception Date	Feb. 28, 2024
Roundhill Daily 2X Long Magnificent Seven ETF | Roundhill Daily 2X Long Magnificent Seven ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.34%							58.05%
Performance Inception Date	Feb. 28, 2024
Roundhill Daily 2X Long Magnificent Seven ETF | Roundhill Daily 2X Long Magnificent Seven ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.81%							46.38%
Performance Inception Date	Feb. 28, 2024
Roundhill Ether Covered Call Strategy ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%			19.12%
Performance Inception Date	Sep. 03, 2024
Roundhill Ether Covered Call Strategy ETF | Roundhill Ether Covered Call Strategy ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		(30.73%)			(10.87%)
Performance Inception Date	Sep. 03, 2024
Roundhill Ether Covered Call Strategy ETF | Roundhill Ether Covered Call Strategy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(31.58%)			(16.65%)
Performance Inception Date	Sep. 03, 2024
Roundhill Ether Covered Call Strategy ETF | Roundhill Ether Covered Call Strategy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(18.14%)			(9.31%)
Performance Inception Date	Sep. 03, 2024
Roundhill GLP-1 & Weight Loss ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%					17.76%
Performance Inception Date	May 20, 2024
Roundhill GLP-1 & Weight Loss ETF | Roundhill GLP-1 & Weight Loss ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		41.36%					21.48%
Performance Inception Date	May 20, 2024
Roundhill GLP-1 & Weight Loss ETF | Roundhill GLP-1 & Weight Loss ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		41.10%					21.32%
Performance Inception Date	May 20, 2024
Roundhill GLP-1 & Weight Loss ETF | Roundhill GLP-1 & Weight Loss ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.91%					16.67%
Performance Inception Date	May 20, 2024
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%						18.39%
Performance Inception Date	Mar. 06, 2024
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.49%						20.71%
Performance Inception Date	Mar. 06, 2024
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.72%						14.96%
Performance Inception Date	Mar. 06, 2024
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.48%						14.29%
Performance Inception Date	Mar. 06, 2024
Roundhill Russell 2000 0DTE Covered Call Strategy ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%				20.75%
Performance Inception Date	Sep. 09, 2024
Roundhill Russell 2000 0DTE Covered Call Strategy ETF | Roundhill Russell 2000 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.50%				14.42%
Performance Inception Date	Sep. 09, 2024
Roundhill Russell 2000 0DTE Covered Call Strategy ETF | Roundhill Russell 2000 0DTE Covered Call Strategy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.56%				12.84%
Performance Inception Date	Sep. 09, 2024
Roundhill Russell 2000 0DTE Covered Call Strategy ETF | Roundhill Russell 2000 0DTE Covered Call Strategy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.38%				10.63%
Performance Inception Date	Sep. 09, 2024
Roundhill S&P 500® 0DTE Covered Call Strategy ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%						18.39%
Performance Inception Date	Mar. 06, 2024
Roundhill S&P 500® 0DTE Covered Call Strategy ETF | Roundhill S&P 500® 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.74%						16.87%
Performance Inception Date	Mar. 06, 2024
Roundhill S&P 500® 0DTE Covered Call Strategy ETF | Roundhill S&P 500® 0DTE Covered Call Strategy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.87%						13.14%
Performance Inception Date	Mar. 06, 2024
Roundhill S&P 500® 0DTE Covered Call Strategy ETF | Roundhill S&P 500® 0DTE Covered Call Strategy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.90%						11.96%
Performance Inception Date	Mar. 06, 2024
Roundhill S&P 500® Target 20 Managed Distribution ETF | Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.52%	18.69%
Performance Inception Date	Oct. 30, 2024
Roundhill S&P 500® Target 20 Managed Distribution ETF | Roundhill S&P 500® Target 20 Managed Distribution ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.71%	15.35%
Performance Inception Date	Oct. 30, 2024
Roundhill S&P 500® Target 20 Managed Distribution ETF | Roundhill S&P 500® Target 20 Managed Distribution ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.71%	15.35%
Performance Inception Date	Oct. 30, 2024
Roundhill S&P 500® Target 20 Managed Distribution ETF | Roundhill S&P 500® Target 20 Managed Distribution ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.89%	11.40%
Performance Inception Date	Oct. 30, 2024